Fair Value Measurement (Narrative) (Details) ¥ in Thousands	12 Months Ended
Jun. 30, 2015 CNY (¥)
FAIR VALUE MEASUREMENT [Abstract]
Total balance of bank loans	¥ 280,339
Time deposits, minimum of original maturity	3 months
Interest income from the restricted time deposits securing the bank loans	¥ 11,127
Interest expense on the bank loans	¥ 7,762